Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Provision for income taxes	$ 0	$ 0	$ 0	$ 0